DERIVATIVE LIABILITY	9 Months Ended
Sep. 30, 2014
DERIVATIVE LIABILITY [Abstract]
DERIVATIVE LIABILITY

NOTE 6 – DERIVATIVE LIABILITY

The Company has determined that the variable conversion prices under its convertible notes causes the embedded conversation feature to be a financial derivative. The Company may not have enough authorized common stock to settle its obligation if the note holder elects to convert the note into common shares when the trading price is lower than a certain threshold.

The derivative instruments were valued at April 4, 2014, September 24, 2014 and each quarterly period through to September 30, 2014. The following assumptions were used for the valuation of the derivative liability related to the Notes as of April 4, 2014, September 24, 2014, and September 30, 2014:

  The underlying stock price was used as the fair value of the common stock;

  The RM–DC Notes cash amount total $500,000 plus an 8% OID plus a guaranteed 12% interest is converted at 70% of the lowest trading price during 25 days preceding conversion.

  The MP Note cash amount total $100,000 plus an 5% OID plus a 8% interest is converted at the lower of: 50% of the lowest traded price during the 20 trading days prior to the election to convert or 50% of the bid price on the day of the conversion notice.

  The projected volatility for each valuation period was based on the volatility of the Company based on a six month average of annualized rates: April 4, 2014, 219%; September 24, 2014, 95%; and September 30, 2014, 95%.

  The note conversions effectively convert at discounts rates of 33.56%, 54.76%; and 31.54%– 54.91%; as of April 4, 2014, September 24, 2014 and September 30, 2014.

  Capital raising events would occur annually with full/dilutive resets for the notes;

  The Holder would redeem based on availability of alternative financing, 0% of thetime increasing 1.0% monthly to a maximum of 10%;

  The Holder would automatically convert the note starting after 120–180 days and at maturity if the registration was effective and the company was not in default.

The fair values of the derivative liabilities related to the convertible notes are summarized as:

Fair value of RM-DC Notes	$452,703
Fair value of MP Note	196,408
Change in fair value of derivative liability	45,476
Fair value at September 30, 2014	$694,587